                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

                        CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-203
-------------------------------------------------------------------------------

                         MASSACHUSETTS INVESTORS TRUST
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
-------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
-------------------------------------------------------------------------------
                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
-------------------------------------------------------------------------------

                      Date of fiscal year end: December 31
-------------------------------------------------------------------------------

                    Date of reporting period: June 30, 2006
-------------------------------------------------------------------------------

ITEM 1. REPORTS TO STOCKHOLDERS.

                             M F S(R)
                             INVESTMENT MANAGEMENT

[graphic omitted]

                               Semiannual report

Massachusetts Investors Trust

LETTER FROM THE CEO                                        1
------------------------------------------------------------
PORTFOLIO COMPOSITION                                      2
------------------------------------------------------------
EXPENSE TABLE                                              3
------------------------------------------------------------
PORTFOLIO OF INVESTMENTS                                   5
------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES                       10
------------------------------------------------------------
STATEMENT OF OPERATIONS                                   13
------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                       14
------------------------------------------------------------
FINANCIAL HIGHLIGHTS                                      15
------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                             24
------------------------------------------------------------
BOARD REVIEW OF INVESTMENT
ADVISORY AGREEMENT                                        34
------------------------------------------------------------
PROXY VOTING POLICIES AND
INFORMATION                                               34
------------------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                            34
------------------------------------------------------------
CONTACT INFORMATION                               BACK COVER
------------------------------------------------------------

The trust seeks long-term growth of capital with a secondary objective to seek reasonable current income.

THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF
SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A
CURRENT PROSPECTUS.

---------------------------------------------------------------
             NOT FDIC INSURED o MAY LOSE VALUE o
     NO BANK OR CREDIT UNION GUARANTEE o NOT A DEPOSIT o
       NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR
                          NCUA/NCUSIF
---------------------------------------------------------------

                                                        6/30/06
                                                        MIT-SEM

LETTER FROM THE CEO    [Photo of Robert J. Manning]

Dear Shareholders:

The story is as old as the tortoise and the hare, but we believe it is still relevant today -- "slow and steady" is the way to go when it comes to investing. While financial markets will naturally ebb and flow over time, investors who remain committed to a long-term investment strategy are more likely to achieve their goals than those who consistently chase short-term performance.

The first half of 2006 brought a high degree of fluctuation in markets around the globe as varying economic factors pulled markets in opposite directions. The global economy, for example, continued to grow at its fastest pace in three decades -- spurred by increased international trade, good job growth, and wage increases. At the same time, central banks around the world raised interest rates in sync in a collaborative attempt to curb inflation. While this was a positive development in some regions, in other cases, economic and market gains were tempered.

What does all of this mean to you as an investor? If you're focused on the long term, these global developments become part of a longer cycle instead of one-time events that can have a significant impact on your portfolio.

At MFS(R), our investment management process -- honed over 80 years -- combines a unique teamwork approach with an unwavering focus on helping you realize your long-term financial goals. We believe in a three-pronged investment strategy:

  o ALLOCATE holdings across the major asset classes -- including stocks, bonds, and cash.

  o DIVERSIFY within each class to take advantage of different market segments and investing styles.

  o REBALANCE assets regularly to maintain a desired asset allocation.

Of course, these strategies cannot guarantee a profit or protect against a loss. Investing and planning for the long term requires diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer -- through both up and down economic cycles.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    August 15, 2006

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE

              Common Stocks                              99.0%
              Warrants                                    0.1%
              Cash & Other Net Assets                     0.9%

              TOP TEN HOLDINGS

              Johnson & Johnson                           3.1%
              ------------------------------------------------
              Exxon Mobil Corp.                           3.1%
              ------------------------------------------------
              American International Group, Inc.          2.8%
              ------------------------------------------------
              United Technologies Corp.                   2.3%
              ------------------------------------------------
              Lockheed Martin Corp.                       2.1%
              ------------------------------------------------
              Altria Group, Inc.                          2.1%
              ------------------------------------------------
              J.P. Morgan Chase & Co.                     2.1%
              ------------------------------------------------
              EMC Corp.                                   2.0%
              ------------------------------------------------
              Bank of America Corp.                       2.0%
              ------------------------------------------------
              Reckitt Benckiser PLC                       1.9%
              ------------------------------------------------

              EQUITY SECTORS

              Financial Services                         19.4%
              ------------------------------------------------
              Health Care                                16.3%
              ------------------------------------------------
              Technology                                 12.8%
              ------------------------------------------------
              Consumer Staples                           11.3%
              ------------------------------------------------
              Energy                                      9.9%
              ------------------------------------------------
              Industrial Goods & Services                 6.3%
              ------------------------------------------------
              Retailing                                   6.2%
              ------------------------------------------------
              Leisure                                     5.2%
              ------------------------------------------------
              Basic Materials                             4.3%
              ------------------------------------------------
              Utilities & Communications                  3.4%
              ------------------------------------------------
              Special Products & Services                 2.8%
              ------------------------------------------------
              Transportation                              1.1%
              ------------------------------------------------

Percentages are based on net assets as of 6/30/06.

The portfolio is actively managed, and current holdings may be different.

EXPENSE TABLE

Trust expenses borne by the shareholders during the period, January 1, 2006 through June 30, 2006.

As a shareholder of the trust (hereinafter referred to as "the fund"), you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2006 through June 30, 2006.

ACTUAL EXPENSES

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

------------------------------------------------------------------------------
                                       Beginning     Ending       Expenses
                          Annualized    Account      Account     Paid During
Share                       Expense      Value        Value       Period (p)
Class                        Ratio      1/01/06      6/30/06   1/01/06-6/30/06
------------------------------------------------------------------------------
         Actual              0.93%     $1,000.00    $1,008.00       $4.63
A    -------------------------------------------------------------------------
         Hypothetical (h)    0.93%     $1,000.00    $1,020.18       $4.66
------------------------------------------------------------------------------
         Actual              1.59%     $1,000.00    $1,004.40       $7.90
B    -------------------------------------------------------------------------
         Hypothetical (h)    1.59%     $1,000.00    $1,016.91       $7.95
------------------------------------------------------------------------------
         Actual              1.58%     $1,000.00    $1,003.90       $7.85
C    -------------------------------------------------------------------------
         Hypothetical (h)    1.58%     $1,000.00    $1,016.96       $7.90
------------------------------------------------------------------------------
         Actual              0.58%     $1,000.00    $1,009.50       $2.89
I    -------------------------------------------------------------------------
         Hypothetical (h)    0.58%     $1,000.00    $1,021.92       $2.91
------------------------------------------------------------------------------
         Actual              1.08%     $1,000.00    $1,006.90       $5.37
R    -------------------------------------------------------------------------
         Hypothetical (h)    1.08%     $1,000.00    $1,019.44       $5.41
------------------------------------------------------------------------------
         Actual              1.68%     $1,000.00    $1,003.90       $8.35
R1   -------------------------------------------------------------------------
         Hypothetical (h)    1.68%     $1,000.00    $1,016.46       $8.40
------------------------------------------------------------------------------
         Actual              1.33%     $1,000.00    $1,006.00       $6.62
R2   -------------------------------------------------------------------------
         Hypothetical (h)    1.33%     $1,000.00    $1,018.20       $6.66
------------------------------------------------------------------------------
         Actual              1.23%     $1,000.00    $1,006.50       $6.12
R3   -------------------------------------------------------------------------
         Hypothetical (h)    1.23%     $1,000.00    $1,018.70       $6.16
------------------------------------------------------------------------------
         Actual              0.98%     $1,000.00    $1,007.60       $4.88
R4   -------------------------------------------------------------------------
         Hypothetical (h)    0.98%     $1,000.00    $1,019.93       $4.91
------------------------------------------------------------------------------
         Actual              0.68%     $1,000.00    $1,009.20       $3.39
R5   -------------------------------------------------------------------------
         Hypothetical (h)    0.68%     $1,000.00    $1,021.42       $3.41
------------------------------------------------------------------------------
         Actual              1.18%     $1,000.00    $1,006.20       $5.87
529A -------------------------------------------------------------------------
         Hypothetical (h)    1.18%     $1,000.00    $1,018.94       $5.91
------------------------------------------------------------------------------
         Actual              1.83%     $1,000.00    $1,003.40       $9.09
529B -------------------------------------------------------------------------
         Hypothetical (h)    1.83%     $1,000.00    $1,015.72       $9.15
------------------------------------------------------------------------------
         Actual              1.83%     $1,000.00    $1,003.40       $9.09
529C -------------------------------------------------------------------------
         Hypothetical (h)    1.83%     $1,000.00    $1,015.72       $9.15
------------------------------------------------------------------------------

(h) 5% class return per year before expenses.

(p) Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS
6/30/06  (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 99.0%
-------------------------------------------------------------------------------------------------------------
ISSUER                                                              SHARES/PAR           VALUE ($)
-------------------------------------------------------------------------------------------------------------
Advertising & Broadcasting - 2.5%
-------------------------------------------------------------------------------------------------------------
News Corp., "A"                                                                  1,527,900   $     29,305,122
Viacom, Inc., "B" (n)                                                              779,424         27,934,556
Walt Disney Co.                                                                  2,041,670         61,250,100
                                                                                             ----------------
                                                                                             $    118,489,778
-------------------------------------------------------------------------------------------------------------
Aerospace - 4.4%
-------------------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                            1,414,750   $    101,494,165
United Technologies Corp.                                                        1,734,030        109,972,183
                                                                                             ----------------
                                                                                             $    211,466,348
-------------------------------------------------------------------------------------------------------------
Alcoholic Beverages - 1.2%
-------------------------------------------------------------------------------------------------------------
Diageo PLC                                                                       3,296,950   $     55,398,691
-------------------------------------------------------------------------------------------------------------
Apparel Manufacturers - 1.1%
-------------------------------------------------------------------------------------------------------------
NIKE, Inc., "B"                                                                    622,280   $     50,404,680
-------------------------------------------------------------------------------------------------------------
Banks & Credit Companies - 9.7%
-------------------------------------------------------------------------------------------------------------
American Express Co.                                                             1,192,440   $     63,461,657
Bank of America Corp.                                                            1,943,640         93,489,084
Bank of New York Co., Inc.                                                       1,574,080         50,685,376
J.P. Morgan Chase & Co.                                                          2,409,210        101,186,820
SLM Corp.                                                                        1,386,190         73,357,175
Wells Fargo & Co.                                                                1,259,108         84,460,965
                                                                                             ----------------
                                                                                             $    466,641,077
-------------------------------------------------------------------------------------------------------------
Biotechnology - 3.4%
-------------------------------------------------------------------------------------------------------------
Amgen, Inc. (n)                                                                  1,331,190   $     86,833,524
Genzyme Corp. (n)                                                                  545,790         33,320,478
Gilead Sciences, Inc. (n)                                                          716,860         42,409,438
                                                                                             ----------------
                                                                                             $    162,563,440
-------------------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 3.9%
-------------------------------------------------------------------------------------------------------------
Charles Schwab Corp.                                                             1,966,410   $     31,423,232
Goldman Sachs Group, Inc.                                                          489,120         73,578,322
Legg Mason, Inc.                                                                   351,849         35,016,012
Lehman Brothers Holdings, Inc.                                                     723,960         47,165,994
                                                                                             ----------------
                                                                                             $    187,183,560
-------------------------------------------------------------------------------------------------------------
Business Services - 2.8%
-------------------------------------------------------------------------------------------------------------
Accenture Ltd., "A"                                                              1,033,990   $     29,282,597
Amdocs Ltd. (n)                                                                  1,318,230         48,247,218
First Data Corp.                                                                 1,031,600         46,463,264
Getty Images, Inc. (l)(n)                                                          168,520         10,702,705
                                                                                             ----------------
                                                                                             $    134,695,784
-------------------------------------------------------------------------------------------------------------
Chemicals - 3.0%
-------------------------------------------------------------------------------------------------------------
3M Co.                                                                             626,250   $     50,582,213
Monsanto Co.                                                                       592,590         49,890,152
Rohm & Haas Co.                                                                    872,060         43,707,647
                                                                                             ----------------
                                                                                             $    144,180,012
-------------------------------------------------------------------------------------------------------------
Computer Software - 2.6%
-------------------------------------------------------------------------------------------------------------
Adobe Systems, Inc. (n)                                                          1,590,830   $     48,297,599
Oracle Corp. (n)                                                                 5,406,760         78,343,952
                                                                                             ----------------
                                                                                             $    126,641,551
-------------------------------------------------------------------------------------------------------------
Computer Software - Systems - 1.6%
-------------------------------------------------------------------------------------------------------------
Apple Computer, Inc. (n)                                                           766,280   $     43,769,914
Dell, Inc. (n)                                                                   1,444,460         35,259,268
                                                                                             ----------------
                                                                                             $     79,029,182
-------------------------------------------------------------------------------------------------------------
Consumer Goods & Services - 4.6%
-------------------------------------------------------------------------------------------------------------
Colgate-Palmolive Co.                                                              867,270   $     51,949,473
Procter & Gamble Co.                                                             1,435,096         79,791,338
Reckitt Benckiser PLC                                                            2,416,403         90,178,950
                                                                                             ----------------
                                                                                             $    221,919,761
-------------------------------------------------------------------------------------------------------------
Electrical Equipment - 1.2%
-------------------------------------------------------------------------------------------------------------
Tyco International Ltd.                                                          2,140,480   $     58,863,200
-------------------------------------------------------------------------------------------------------------
Electronics - 4.0%
-------------------------------------------------------------------------------------------------------------
Intel Corp.                                                                      3,185,860   $     60,372,047
Samsung Electronics Co. Ltd., GDR                                                  214,660         67,456,905
SanDisk Corp. (l)(n)                                                               714,900         36,445,602
Xilinx, Inc.                                                                     1,129,450         25,582,042
                                                                                             ----------------
                                                                                             $    189,856,596
-------------------------------------------------------------------------------------------------------------
Energy - Independent - 1.3%
-------------------------------------------------------------------------------------------------------------
EOG Resources, Inc.                                                                887,290   $     61,524,689
-------------------------------------------------------------------------------------------------------------
Energy - Integrated - 4.7%
-------------------------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                                                2,398,160   $    147,127,116
Hess Corp.                                                                       1,487,070         78,591,649
                                                                                             ----------------
                                                                                             $    225,718,765
-------------------------------------------------------------------------------------------------------------
Food & Non Alcoholic Beverages - 3.4%
-------------------------------------------------------------------------------------------------------------
Coca-Cola Co.                                                                      926,670   $     39,865,343
Nestle S.A. (l)                                                                    197,798         62,059,345
PepsiCo, Inc.                                                                    1,018,966         61,178,719
                                                                                             ----------------
                                                                                             $    163,103,407
-------------------------------------------------------------------------------------------------------------
Gaming & Lodging - 1.7%
-------------------------------------------------------------------------------------------------------------
Carnival Corp.                                                                     986,820   $     41,189,867
International Game Technology                                                      729,500         27,677,230
Ladbrokes PLC                                                                    1,444,182         10,872,614
                                                                                             ----------------
                                                                                             $     79,739,711
-------------------------------------------------------------------------------------------------------------
General Merchandise - 2.9%
-------------------------------------------------------------------------------------------------------------
Federated Department Stores, Inc.                                                  752,200   $     27,530,520
Kohl's Corp. (n)                                                                   907,780         53,667,954
Target Corp.                                                                     1,191,340         58,220,786
                                                                                             ----------------
                                                                                             $    139,419,260
-------------------------------------------------------------------------------------------------------------
Insurance - 5.8%
-------------------------------------------------------------------------------------------------------------
Ace Ltd.                                                                           771,130   $     39,011,467
American International Group, Inc.                                               2,266,692        133,848,163
Genworth Financial, Inc., "A"                                                    1,604,320         55,894,509
MetLife, Inc.                                                                      985,700         50,477,697
                                                                                             ----------------
                                                                                             $    279,231,836
-------------------------------------------------------------------------------------------------------------
Internet - 0.8%
-------------------------------------------------------------------------------------------------------------
Yahoo!, Inc. (n)                                                                 1,143,430   $     37,733,190
-------------------------------------------------------------------------------------------------------------
Leisure & Toys - 1.0%
-------------------------------------------------------------------------------------------------------------
Electronic Arts, Inc. (n)                                                        1,086,710   $     46,771,998
           --------------------------------------------------------------------------------------------------
Machinery & Tools - 0.7%
-------------------------------------------------------------------------------------------------------------
Caterpillar, Inc.                                                                  439,540   $     32,736,939
-------------------------------------------------------------------------------------------------------------
Medical Equipment - 2.7%
-------------------------------------------------------------------------------------------------------------
Boston Scientific Corp. (n)                                                      1,311,240   $     22,081,282
Medtronic, Inc.                                                                  1,207,720         56,666,222
Zimmer Holdings, Inc. (n)                                                          901,260         51,119,467
                                                                                             ----------------
                                                                                             $    129,866,971
-------------------------------------------------------------------------------------------------------------
Network & Telecom - 1.8%
-------------------------------------------------------------------------------------------------------------
Cisco Systems, Inc. (n)                                                          4,478,671   $     87,468,445
-------------------------------------------------------------------------------------------------------------
Oil Services - 3.9%
-------------------------------------------------------------------------------------------------------------
GlobalSantaFe Corp.                                                              1,023,680   $     59,117,520
Noble Corp.                                                                        813,000         60,503,460
Transocean, Inc. (n)                                                               819,650         65,834,288
                                                                                             ----------------
                                                                                             $    185,455,268
-------------------------------------------------------------------------------------------------------------
Personal Computers & Peripherals - 2.0%
-------------------------------------------------------------------------------------------------------------
EMC Corp. (n)                                                                    8,930,200   $     97,964,294
-------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 10.2%
-------------------------------------------------------------------------------------------------------------
Abbott Laboratories                                                              2,000,180   $     87,227,850
Eli Lilly & Co.                                                                  1,324,320         73,195,167
Johnson & Johnson                                                                2,457,058        147,226,915
Roche Holding AG                                                                   399,784         66,015,480
Teva Pharmaceutical Industries Ltd., ADR (l)                                     1,009,180         31,879,996
Wyeth                                                                            1,911,060         84,870,175
                                                                                             ----------------
                                                                                             $    490,415,583
-------------------------------------------------------------------------------------------------------------
Specialty Chemicals - 1.3%
-------------------------------------------------------------------------------------------------------------
Praxair, Inc.                                                                    1,112,630   $     60,082,020
-------------------------------------------------------------------------------------------------------------
Specialty Stores - 2.2%
-------------------------------------------------------------------------------------------------------------
Chico's FAS, Inc. (n)                                                            1,428,400   $     38,538,232
Staples, Inc.                                                                    2,677,250         65,110,720
                                                                                             ----------------
                                                                                             $    103,648,952
-------------------------------------------------------------------------------------------------------------
Telephone Services - 1.9%
-------------------------------------------------------------------------------------------------------------
Embarq Corp. (n)                                                                   144,227   $      5,911,865
Sprint Nextel Corp.                                                              2,884,549         57,662,134
TELUS Corp.                                                                        678,370         27,943,417
                                                                                             ----------------
                                                                                             $     91,517,416
-------------------------------------------------------------------------------------------------------------
Tobacco - 2.1%
-------------------------------------------------------------------------------------------------------------
Altria Group, Inc.                                                               1,378,020   $    101,188,009
-------------------------------------------------------------------------------------------------------------
Trucking - 1.1%
-------------------------------------------------------------------------------------------------------------
FedEx Corp.                                                                        437,740   $     51,154,296
-------------------------------------------------------------------------------------------------------------
Utilities - Electric Power - 1.5%
-------------------------------------------------------------------------------------------------------------
Entergy Corp.                                                                      220,460   $     15,597,545
Exelon Corp.                                                                     1,032,500         58,676,975
                                                                                             ----------------
                                                                                             $     74,274,520
-------------------------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS (IDENTIFIED COST, $4,327,427,826)                                        $ 4,746,349,229
-------------------------------------------------------------------------------------------------------------
Warrants - 0.1%
-------------------------------------------------------------------------------------------------------------
                                                      STRIKE         FIRST
                                                       PRICE      EXERCISE
-------------------------------------------------------------------------------------------------------------
Aerospace - 0.1%
-------------------------------------------------------------------------------------------------------------
Raytheon Co. (n)                                       37.50       6/16/06         246,650   $     3,120,122
-------------------------------------------------------------------------------------------------------------
TOTAL WARRANTS (IDENTIFIED COST, $2,996,798)                                                 $     3,120,122
-------------------------------------------------------------------------------------------------------------

Short-Term Obligations - 1.0%
-------------------------------------------------------------------------------------------------------------
ISSUER                                                                          SHARES/PAR          VALUE ($)
-------------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 5.27%, due 7/03/06, at
Amortized Cost and Value (y)                                                 $  46,245,000   $     46,231,460
-------------------------------------------------------------------------------------------------------------
Collateral for Securities Loaned - 2.1%
-------------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Cost
and Net Asset Value                                                            101,332,837   $    101,332,837
-------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (IDENTIFIED COST, $4,477,988,921)                                          $  4,897,033,648
-------------------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - (2.2)%                                                          (103,119,469)
-------------------------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                                          $ 4,793,914,179
-------------------------------------------------------------------------------------------------------------
(l)        All or a portion of this security is on loan.
(n)        Non-income producing security.
(y)        The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in the Portfolio of Investments and are defined:

ADR  American Depository Receipt
GDR  Global Depository Receipt

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements
STATEMENT OF ASSETS AND LIABILITIES
At 6/30/06  (unaudited)

This statement represents your fund's balance sheet, which details the assets and liabilities comprising the total value of the fund.

ASSETS
-------------------------------------------------------------------------------------------------------
Investments, at value, including $97,680,348 of securities
on loan (identified cost, $4,477,988,921)                        $4,897,033,648
Cash                                                                     72,546
Receivable for investments sold                                      17,377,718
Receivable for fund shares sold                                         928,006
Interest and dividends receivable                                     2,824,305
Other assets                                                            122,751
-------------------------------------------------------------------------------------------------------
Total assets                                                                             $4,918,358,974
-------------------------------------------------------------------------------------------------------

LIABILITIES
-------------------------------------------------------------------------------------------------------
Payable for fund shares reacquired                                  $19,942,657
Collateral for securities loaned, at value                          101,332,837
Payable to affiliates
  Management fee                                                         43,574
  Shareholder servicing costs                                         1,241,832
  Distribution and service fees                                          71,164
  Administrative services fee                                             1,717
  Program manager fees                                                       16
  Retirement plan administration and services fees                           92
Payable for independent trustees' compensation                          307,108
Accrued expenses and other liabilities                                1,503,798
-------------------------------------------------------------------------------------------------------
Total liabilities                                                                          $124,444,795
-------------------------------------------------------------------------------------------------------
Net assets                                                                               $4,793,914,179
-------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF
-------------------------------------------------------------------------------------------------------
Paid-in capital                                                  $4,533,669,397
Unrealized appreciation (depreciation) on investments and
translation of assets and liabilities in foreign currencies         419,048,385
Accumulated net realized gain (loss) on investments and
foreign currency transactions                                      (183,278,862)
Undistributed net investment income                                  24,475,259
-------------------------------------------------------------------------------------------------------
Net assets                                                                               $4,793,914,179
-------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                   260,204,239
-------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued

Class A shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                     $3,186,603,662
  Shares outstanding                                                171,415,223
-------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                      $18.59
-------------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25Xnet asset value per
  share)                                                                                         $19.72
-------------------------------------------------------------------------------------------------------

Class B shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                     $1,145,326,933
  Shares outstanding                                                 63,286,148
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $18.10
-------------------------------------------------------------------------------------------------------

Class C shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                       $305,136,073
  Shares outstanding                                                 16,938,294
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $18.01
-------------------------------------------------------------------------------------------------------

Class I shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                       $115,905,336
  Shares outstanding                                                  6,327,519
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                      $18.32
-------------------------------------------------------------------------------------------------------

Class R shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                        $18,766,014
  Shares outstanding                                                  1,023,436
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                      $18.34
-------------------------------------------------------------------------------------------------------

Class R1 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                         $1,628,399
  Shares outstanding                                                     90,379
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                      $18.02
-------------------------------------------------------------------------------------------------------

Class R2 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                           $737,208
  Shares outstanding                                                     40,830
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                      $18.06
-------------------------------------------------------------------------------------------------------

Class R3 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                         $9,528,290
  Shares outstanding                                                    524,467
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                      $18.17
-------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued

Class R4 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                         $7,852,685
  Shares outstanding                                                    423,280
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                      $18.55
-------------------------------------------------------------------------------------------------------

Class R5 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                            $55,023
  Shares outstanding                                                      2,958
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                      $18.60
-------------------------------------------------------------------------------------------------------

Class 529A shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                         $1,352,629
  Shares outstanding                                                     73,752
-------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                      $18.34
-------------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25Xnet asset value per
  share)                                                                                         $19.46
-------------------------------------------------------------------------------------------------------

Class 529B shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                           $172,910
  Shares outstanding                                                      9,737
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $17.76
-------------------------------------------------------------------------------------------------------

Class 529C shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                           $849,017
  Shares outstanding                                                     48,216
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $17.61
-------------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A and Class 529A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and
Class 529C shares.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENT OF OPERATIONS
Six months ended 6/30/06  (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses.
It also describes any gains and/or losses generated by fund operations.
NET INVESTMENT INCOME
-------------------------------------------------------------------------------------------------------
Income
  Dividends                                                          $53,093,688
  Interest                                                             1,008,488
  Foreign taxes withheld                                                (466,425)
-------------------------------------------------------------------------------------------------------
Total investment income                                                                     $53,635,751
-------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                      $8,442,093
  Distribution and service fees                                       14,215,984
  Program manager fees                                                     2,905
  Shareholder servicing costs                                          4,869,578
  Administrative services fee                                            264,083
  Retirement plan administration and services fees                        17,983
  Independent trustees' compensation                                      55,812
  Custodian fee                                                          423,944
  Shareholder communications                                             331,339
  Auditing fees                                                           23,005
  Legal fees                                                              61,192
  Miscellaneous                                                          346,958
-------------------------------------------------------------------------------------------------------
Total expenses                                                                              $29,054,876
-------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                  (133,993)
  Reduction of expenses by investment adviser                            (20,976)
-------------------------------------------------------------------------------------------------------
Net expenses                                                                                $28,899,907
-------------------------------------------------------------------------------------------------------
Net investment income                                                                       $24,735,844
-------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions (s)                                       $239,626,385
  Foreign currency transactions                                          117,502
-------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency transactions                                                                      $239,743,887
-------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments                                                      $(219,352,685)
  Translation of assets and liabilities in foreign currencies              3,362
-------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
currency translation                                                                      $(219,349,323)
-------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and
foreign currency                                                                            $20,394,564
-------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                        $45,130,408
-------------------------------------------------------------------------------------------------------
(s) Includes proceeds received from a non-recurring cash settlement in the amount of $5,062,929 from a litigation settlement against Raytheon Company.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements
STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                            SIX MONTHS ENDED                 YEAR ENDED
                                                                     6/30/06                   12/31/05
CHANGE IN NET ASSETS                                             (UNAUDITED)
-------------------------------------------------------------------------------------------------------

FROM OPERATIONS
-------------------------------------------------------------------------------------------------------
Net investment income                                            $24,735,844                $13,099,026
Net realized gain (loss) on investments and foreign
currency transactions                                            239,743,887                561,710,534
Net unrealized gain (loss) on investments and foreign
currency translation                                            (219,349,323)              (212,927,257)
-------------------------------------------------------------------------------------------------------
Change in net assets from operations                             $45,130,408               $361,882,303
-------------------------------------------------------------------------------------------------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------
From net investment income
  Class A                                                        $(1,215,723)              $(12,345,415)
  Class I                                                            (78,972)                (1,258,697)
  Class R                                                             (5,344)                   (79,388)
  Class R1                                                                --                     (3,611)
  Class R2                                                              (293)                      (926)
  Class R3                                                            (2,927)                   (15,860)
  Class R4                                                            (2,942)                      (472)
  Class R5                                                               (32)                      (318)
  Class 529A                                                            (249)                    (1,996)
-------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                     $(1,306,482)              $(13,706,683)
-------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions              $(526,842,510)           $(1,152,407,417)
-------------------------------------------------------------------------------------------------------
Redemption fees                                                          $--                     $1,836
-------------------------------------------------------------------------------------------------------
Total change in net assets                                     $(483,018,584)             $(804,229,961)
-------------------------------------------------------------------------------------------------------

NET ASSETS
-------------------------------------------------------------------------------------------------------
At beginning of period                                         5,276,932,763              6,081,162,724
At end of period (including undistributed net
investment income of $24,475,259 and $1,045,897,
respectively)                                                 $4,793,914,179             $5,276,932,763
-------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

                                SIX MONTHS                                     YEARS ENDED 12/31
                                     ENDED      -------------------------------------------------------------------------------
CLASS A                            6/30/06              2005             2004              2003             2002           2001
                               (UNAUDITED)
Net asset value,
beginning of period                 $18.45            $17.26           $15.62            $12.87           $16.58         $20.02
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)          $0.11             $0.08            $0.11             $0.10            $0.09          $0.08
  Net realized and
  unrealized gain (loss) on
  investments and foreign
  currency                            0.04              1.18             1.68              2.74            (3.73)         (3.33)
-------------------------------------------------------------------------------------------------------------------------------
Total from investment
operations                           $0.15             $1.26            $1.79             $2.84           $(3.64)        $(3.25)
-------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
  From net investment
  income                            $(0.01)           $(0.07)          $(0.15)           $(0.09)          $(0.07)        $(0.05)
  From net realized gain on
  investments and foreign
  currency transactions                 --                --               --                --               --          (0.14)
-------------------------------------------------------------------------------------------------------------------------------
Total distributions declared
to shareholders                     $(0.01)           $(0.07)          $(0.15)           $(0.09)          $(0.07)        $(0.19)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                       $18.59            $18.45           $17.26            $15.62           $12.87         $16.58
-------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)            0.80(n)           7.29            11.51(b)          22.14           (22.00)        (16.24)
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%)
(TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense
reductions (f)                        0.93(a)           0.95             0.92              0.94             0.92           0.91
Expenses after expense
reductions (f)                        0.93(a)           0.95             0.92              0.94             0.92           0.91
Net investment income                 1.17(a)           0.48             0.68              0.72             0.58           0.47
Portfolio turnover                      16                41               78                76               55             77
Net assets at end of period
(000 Omitted)                   $3,186,604        $3,300,907       $3,457,550        $3,733,720       $3,588,951     $5,629,930
-------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                               SIX MONTHS                                     YEARS ENDED 12/31
                                    ENDED      --------------------------------------------------------------------------------
CLASS B                           6/30/06              2005             2004                2003            2002           2001
                              (UNAUDITED)
Net asset value, beginning
of period                          $18.02            $16.90           $15.26              $12.57          $16.22         $19.66
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
  Net investment income
  (loss) (d)                        $0.05            $(0.03)           $0.00(w)            $0.01          $(0.01)        $(0.03)
  Net realized and
  unrealized gain (loss) on
  investments and foreign
  currency                           0.03              1.15             1.64                2.68           (3.64)         (3.27)
-------------------------------------------------------------------------------------------------------------------------------
Total from investment
operations                          $0.08             $1.12            $1.64               $2.69          $(3.65)        $(3.30)
-------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
  From net investment
  income                              $--               $--           $(0.00)(w)             $--             $--            $--
  From net realized gain on
  investments and foreign
  currency transactions                --                --               --                  --              --          (0.14)
-------------------------------------------------------------------------------------------------------------------------------
Total distributions
declared to shareholders              $--               $--           $(0.00)(w)             $--             $--         $(0.14)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                      $18.10            $18.02           $16.90              $15.26          $12.57         $16.22
-------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)           0.44(n)           6.63            10.76(b)            21.40          (22.50)        (16.80)
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%)
(TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense
reductions (f)                       1.59(a)           1.60             1.57                1.59            1.57           1.56
Expenses after expense
reductions (f)                       1.59(a)           1.60             1.57                1.59            1.57           1.56
Net investment income
(loss)                               0.52(a)          (0.17)            0.03                0.07           (0.06)         (0.18)
Portfolio turnover                     16                41               78                  76              55             77
Net assets at end of period
(000 Omitted)                  $1,145,327        $1,481,604       $2,061,959          $2,434,971      $2,391,166     $3,839,106
-------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                       SIX MONTHS                                 YEARS ENDED 12/31
                                            ENDED      ------------------------------------------------------------------------
CLASS C                                   6/30/06             2005            2004             2003          2002          2001
                                      (UNAUDITED)
Net asset value,
beginning of period                        $17.94           $16.82          $15.19           $12.51        $16.14        $19.57
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)          $0.05           $(0.03)          $0.00(w)         $0.01        $(0.01)       $(0.03)
  Net realized and unrealized gain
  (loss) on investments and foreign
  currency                                   0.02             1.15            1.63             2.67         (3.62)        (3.26)
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations            $0.07            $1.12           $1.63            $2.68        $(3.63)       $(3.29)
-------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
  From net realized gain on
  investments and foreign currency
  transactions                                $--              $--             $--              $--           $--        $(0.14)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period             $18.01           $17.94          $16.82           $15.19        $12.51        $16.14
-------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                   0.39(n)          6.66           10.73(b)         21.42        (22.49)       (16.82)
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%)
(TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions(f)        1.58(a)          1.60            1.57             1.59          1.57          1.56
Expenses after expense reductions(f)         1.58(a)          1.60            1.57             1.59          1.57          1.56
Net investment income (loss)                 0.52(a)         (0.17)           0.03             0.07         (0.06)        (0.18)
Portfolio turnover                             16               41              78               76            55            77
Net assets at end of period
(000 Omitted)                            $305,136         $345,272        $424,323         $528,791      $545,618      $930,730
-------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                        SIX MONTHS                                 YEARS ENDED 12/31
                                             ENDED      -----------------------------------------------------------------------
CLASS I                                    6/30/06             2005            2004             2003          2002         2001
                                       (UNAUDITED)

Net asset value,
beginning of period                         $18.16           $17.04          $15.48           $12.82        $16.58       $20.03
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                  $0.14            $0.14           $0.16            $0.15         $0.13        $0.14
  Net realized and unrealized gain
  (loss) on investments and foreign
  currency                                    0.03             1.17            1.66             2.71         (3.70)       (3.33)
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations             $0.17            $1.31           $1.82            $2.86        $(3.57)      $(3.19)
-------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
  From net investment income                $(0.01)          $(0.19)         $(0.26)          $(0.20)       $(0.19)      $(0.12)
  From net realized gain on
  investments and foreign currency
  transactions                                  --               --              --               --            --        (0.14)
-------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to
shareholders                                $(0.01)          $(0.19)         $(0.26)          $(0.20)       $(0.19)      $(0.26)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period              $18.32           $18.16          $17.04           $15.48        $12.82       $16.58
-------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                       0.95(n)          7.73           11.86(b)         22.52        (21.66)      (15.99)
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%)
(TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions(f)         0.58(a)          0.60            0.57             0.59          0.57         0.56
Expenses after expense reductions (f)         0.58(a)          0.60            0.57             0.59          0.57         0.56
Net investment income                         1.53(a)          0.82            1.03             1.07          0.93         0.78
Portfolio turnover                              16               41              78               76            55           77
Net assets at end of period
(000 Omitted)                             $115,905         $119,552        $121,966         $107,568      $104,493      $72,380
-------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                        SIX MONTHS                        YEARS ENDED 12/31
                                                             ENDED        -------------------------------------------------
CLASS R                                                    6/30/06                2005              2004               2003
                                                       (UNAUDITED)
Net asset value, beginning of period                        $18.22              $17.08            $15.54             $12.87
---------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                  $0.10               $0.05             $0.09              $0.09
  Net realized and unrealized gain (loss) on
  investments and foreign currency                            0.02                1.17              1.65               2.74
---------------------------------------------------------------------------------------------------------------------------
Total from investment operations                             $0.12               $1.22             $1.74              $2.83
---------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------
  From net investment income                                $(0.00)(w)          $(0.08)           $(0.20)            $(0.16)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                              $18.34              $18.22            $17.08             $15.54
---------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                       0.69(n)             7.16             11.30(b)           22.14
---------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                        1.08(a)             1.10              1.07               1.07
Expenses after expense reductions (f)                         1.08(a)             1.10              1.07               1.07
Net investment income                                         1.04(a)             0.31              0.55               0.60
Portfolio turnover                                              16                  41                78                 76
Net assets at end of period (000 Omitted)                  $18,766             $19,344           $11,704             $1,510
---------------------------------------------------------------------------------------------------------------------------

                                                                             SIX MONTHS            YEAR ENDED
CLASS R1                                                                  ENDED 6/30/06           12/31/05(i)
                                                                            (UNAUDITED)

Net asset value, beginning of period                                             $17.95                $16.63
-------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)                                                $0.04                $(0.05)
  Net realized and unrealized gain (loss) on investments
  and foreign currency                                                             0.03                  1.42
-------------------------------------------------------------------------------------------------------------
Total from investment operations                                                  $0.07                 $1.37
-------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------
  From net investment income                                                        $--                $(0.05)
-------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                   $18.02                $17.95
-------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                            0.39(n)               8.24(n)
-------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                             1.78(a)               1.80(a)
Expenses after expense reductions (f)                                              1.68(a)               1.74(a)
Net investment income (loss)                                                       0.47(a)              (0.34)(a)
Portfolio turnover                                                                   16                    41
Net assets at end of period (000 Omitted)                                        $1,628                $1,423
-------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                            SIX MONTHS           YEAR ENDED
CLASS R2                                                                 ENDED 6/30/06          12/31/05(i)
                                                                           (UNAUDITED)
Net asset value, beginning of period                                            $17.96               $16.63
-----------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------
  Net investment income (d)                                                      $0.08                $0.01
  Net realized and unrealized gain (loss) on investments
  and foreign currency                                                            0.03                 1.40
-----------------------------------------------------------------------------------------------------------
Total from investment operations                                                 $0.11                $1.41
-----------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------
  From net investment income                                                    $(0.01)              $(0.08)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                  $18.06               $17.96
-----------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                           0.60(n)              8.48(n)
-----------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                            1.48(a)              1.52(a)
Expenses after expense reductions (f)                                             1.33(a)              1.44(a)
Net investment income                                                             0.82(a)              0.09(a)
Portfolio turnover                                                                  16                   41
Net assets at end of period (000 Omitted)                                         $737                 $270
-----------------------------------------------------------------------------------------------------------

                                                           SIX MONTHS                       YEARS ENDED 12/31
                                                                ENDED       -------------------------------------------------
CLASS R3                                                      6/30/06              2005              2004             2003(i)
                                                          (UNAUDITED)

Net asset value, beginning of period                           $18.06            $16.97            $15.48              $14.69
-----------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                     $0.09             $0.02             $0.04               $0.01
  Net realized and unrealized gain (loss) on
  investments and foreign currency                               0.03              1.15              1.65                0.90
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                $0.12             $1.17             $1.69               $0.91
-----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net investment income                                   $(0.01)           $(0.08)           $(0.20)             $(0.12)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                 $18.17            $18.06            $16.97              $15.48
-----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                          0.65(n)           6.92             11.03(b)             6.23(n)
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                           1.33(a)           1.35              1.31                1.05(a)
Expenses after expense reductions (f)                            1.23(a)           1.32              1.31                1.05(a)
Net investment income                                            0.98(a)           0.11              0.28                0.63(a)
Portfolio turnover                                                 16                41                78                  76
Net assets at end of period (000 Omitted)                      $9,528            $4,711            $1,783                $174
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                              SIX MONTHS           YEAR ENDED
CLASS R4                                                                   ENDED 6/30/06          12/31/05(i)
                                                                             (UNAUDITED)

Net asset value, beginning of period                                              $18.42               $17.01
-------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                                        $0.12                $0.02
  Net realized and unrealized gain (loss) on investments
  and foreign currency                                                              0.02                 1.48
-------------------------------------------------------------------------------------------------------------
Total from investment operations                                                   $0.14                $1.50
-------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------
  From net investment income                                                      $(0.01)              $(0.09)
-------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                    $18.55               $18.42
-------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                             0.76(n)              8.81(n)
-------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                              0.98(a)              1.02(a)
Expenses after expense reductions (f)                                               0.98(a)              1.02(a)
Net investment income                                                               1.35(a)              0.26(a)
Portfolio turnover                                                                    16                   41
Net assets at end of period (000 Omitted)                                         $7,853               $1,601
-------------------------------------------------------------------------------------------------------------

                                                                              SIX MONTHS           YEAR ENDED
CLASS R5                                                                   ENDED 6/30/06          12/31/05(i)
                                                                             (UNAUDITED)

Net asset value, beginning of period                                              $18.44               $17.01
-------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                                        $0.13                $0.09
  Net realized and unrealized gain (loss) on investments
  and foreign currency                                                              0.04                 1.45
-------------------------------------------------------------------------------------------------------------
Total from investment operations                                                   $0.17                $1.54
-------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------
  From net investment income                                                      $(0.01)              $(0.11)
-------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                    $18.60               $18.44
-------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                             0.92(n)              9.04(n)
-------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                              0.68(a)              0.69(a)
Expenses after expense reductions (f)                                               0.68(a)              0.69(a)
Net investment income                                                               1.44(a)              0.70(a)
Portfolio turnover                                                                    16                   41
Net assets at end of period (000 Omitted)                                            $55                  $55
-------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                             SIX MONTHS                             YEARS ENDED 12/31
                                                  ENDED       --------------------------------------------------------------
CLASS 529A                                      6/30/06             2005            2004              2003           2002(i)
                                            (UNAUDITED)

Net asset value, beginning of period             $18.23           $17.05          $15.46            $12.82            $13.24
----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                       $0.09            $0.04           $0.07             $0.07             $0.03
  Net realized and unrealized gain (loss)
  on investments and foreign currency              0.02             1.17            1.65              2.71             (0.36)
----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                  $0.11            $1.21           $1.72             $2.78            $(0.33)
----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------------------------
  From net investment income                     $(0.00)(w)       $(0.03)         $(0.13)           $(0.14)           $(0.09)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $18.34           $18.23          $17.05            $15.46            $12.82
----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                         0.62(n)          7.08           11.20(b)          21.86             (2.53)(n)
----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)             1.18(a)          1.20            1.17              1.18              1.17(a)
Expenses after expense reductions (f)              1.18(a)          1.20            1.17              1.18              1.17(a)
Net investment income                              0.94(a)          0.22            0.44              0.51              0.68(a)
Portfolio turnover                                   16               41              78                76                55
Net assets at end of period (000 Omitted)        $1,353           $1,311          $1,143              $702              $131
----------------------------------------------------------------------------------------------------------------------------

                                               SIX MONTHS                            YEARS ENDED 12/31
                                                    ENDED       ------------------------------------------------------------
CLASS 529B                                        6/30/06             2005            2004              2003         2002(i)
                                              (UNAUDITED)

Net asset value, beginning of period               $17.70           $16.64          $15.07            $12.50          $12.92
----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)                  $0.03           $(0.07)         $(0.03)           $(0.02)         $(0.00)(w)
  Net realized and unrealized gain (loss) on
  investments and foreign currency                   0.03             1.13            1.61              2.64           (0.35)
----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                    $0.06            $1.06           $1.58             $2.62          $(0.35)
----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------------------------
  From net investment income                          $--              $--          $(0.01)           $(0.05)         $(0.07)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $17.76           $17.70          $16.64            $15.07          $12.50
----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                           0.34(n)          6.37           10.50(b)          21.07           (2.75)(n)
----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)               1.83(a)          1.85            1.82              1.83            1.82(a)
Expenses after expense reductions (f)                1.83(a)          1.85            1.82              1.83            1.82(a)
Net investment income (loss)                         0.29(a)         (0.42)          (0.21)            (0.15)          (0.01)(a)
Portfolio turnover                                     16               41              78                76              55
Net assets at end of period (000 Omitted)            $173             $136            $132               $93             $37
----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                SIX MONTHS                            YEARS ENDED 12/31
                                                     ENDED       ------------------------------------------------------------
CLASS 529C                                         6/30/06             2005            2004              2003         2002(i)
                                               (UNAUDITED)

Net asset value, beginning of period                $17.55           $16.50          $14.95            $12.44          $12.86
-----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)                   $0.03           $(0.07)         $(0.03)           $(0.02)          $0.01
  Net realized and unrealized gain (loss) on
  investments and foreign currency                    0.03             1.12            1.60              2.63           (0.36)
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                     $0.06            $1.05           $1.57             $2.61          $(0.35)
-----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net investment income                           $--              $--          $(0.02)           $(0.10)         $(0.07)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $17.61           $17.55          $16.50            $14.95          $12.44
-----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                            0.34(n)          6.36           10.55(b)          21.11           (2.78)(n)
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                1.83(a)          1.85            1.82              1.83            1.82(a)
Expenses after expense reductions (f)                 1.83(a)          1.85            1.82              1.83            1.82(a)
Net investment income (loss)                          0.32(a)         (0.43)          (0.19)            (0.14)           0.36(a)
Portfolio turnover                                      16               41              78                76              55
Net assets at end of period (000 Omitted)             $849             $746            $604              $343             $90
-----------------------------------------------------------------------------------------------------------------------------

Any redemption fees charged by the fund during the 2004 and 2005 fiscal years resulted in a per share impact of less than $0.01.

(a) Annualized.
(b) The fund's net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. The non-recurring accrual resulted in an increase in the net asset value of $0.01 per share based on shares outstanding on the day the proceeds were recorded.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(i) For the period from the class' inception, July 31, 2002 (Classes 529A, 529B, and 529C), October 31, 2003 (Class R3) and
    April 1, 2005 (Classes R1, R2, R4, and R5) through the stated period end.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t) Total returns do not include any applicable sales charges.
(w) Per share amount was less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
(unaudited)

(1) BUSINESS AND ORGANIZATION

Massachusetts Investors Trust (the fund) was organized as a common law trust under the laws of the Commonwealth of Massachusetts in 1924 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

INVESTMENT VALUATIONS - Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as reported by an independent pricing service on the market or exchange on which they are primarily traded. Short-term instruments with a maturity at issuance of 397 days or less are generally valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at their net asset value per share. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service. The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund's investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund's valuation policies and procedures, market quotations are not considered to be readily available for many types of debt instruments. These investments are generally valued at fair value based on information from independent pricing services. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund's net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund's net asset value may differ from quoted or published prices for the same investments. In addition, investments may be valued at fair value if the adviser determines that an investment's value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund's net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund's net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund's foreign equity securities may often be valued at fair value.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

SECURITY LOANS - State Street Bank and Trust Company ("State Street"), as lending agent, may loan the securities of the fund to certain qualified institutions (the "Borrowers") approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

SHORT TERM FEES - For purchases made on or after July 1, 2004 and before April 1, 2005, the fund charged a 2% redemption fee (which was retained by the fund) on proceeds from Class A, Class B, Class C, and Class I shares redeemed or exchanged within 5 business days following their acquisition (either by purchase or exchange). Effective April 1, 2005, the fund no longer charges a redemption fee. See the fund's prospectus for details. Any redemption fees charged are accounted for as an addition to paid-in capital.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund was a participant in litigation against Raytheon Company. On June 23, 2006, the fund received a cash settlement in the amount of $5,062,929.

The fund may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the Statement of Operations, or in unrealized gain/loss if the security is still held by the fund.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended June 30, 2006, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders is as follows:

                                                  12/31/05            12/31/04
Ordinary income
 (including any short-term capital gains)      $13,706,683         $33,933,828

The federal tax cost and the tax basis components of distributable earnings were as follows:

          AS OF JUNE 30, 2006

          Cost of investments                             $4,498,748,070
          --------------------------------------------------------------
          Gross appreciation                                $633,984,557
          Gross depreciation                                (235,698,979)
          --------------------------------------------------------------
          Net unrealized appreciation (depreciation         $398,285,578

          AS OF DECEMBER 31, 2005

          Undistributed ordinary income                       $1,304,944
          Capital loss carryforwards(402,263,600)
          Other temporary differences(258,751)
          Net unrealized appreciation (depreciation)         617,638,263

The aggregate cost above includes prior fiscal year end tax adjustments.

As of December 31, 2005, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

          December 31, 2010                                $(402,263,600)

In June 2006, FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the Interpretation) was issued, and is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management has recently begun to evaluate the application of the Interpretation to the fund, and has not at this time determined the impact, if any, resulting from the adoption of this Interpretation on the fund's financial statements.

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities.

The management fee is computed daily and paid monthly at an annual rate of 0.33% of the fund's average daily net assets.

DISTRIBUTOR - MFS Fund Distributors, Inc. (MFD), a wholly owned subsidiary of MFS, as distributor, received $84,210 and $212 for the six months ended June 30, 2006, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Fee Plan Table:
                                                                          TOTAL            ANNUAL        DISTRIBUTION
                             DISTRIBUTION            SERVICE       DISTRIBUTION         EFFECTIVE         AND SERVICE
                                 FEE RATE           FEE RATE            PLAN(d)           RATE(e)                 FEE

Class A                             0.10%              0.25%              0.35%             0.35%          $5,747,516
Class B                             0.75%              0.25%              1.00%             1.00%           6,731,915
Class C                             0.75%              0.25%              1.00%             1.00%           1,647,544
Class R                             0.25%              0.25%              0.50%             0.50%              49,086
Class R1                            0.50%              0.25%              0.75%             0.75%               5,602
Class R2                            0.25%              0.25%              0.50%             0.50%               1,574
Class R3                            0.25%              0.25%              0.50%             0.50%              19,602
Class R4                               --              0.25%              0.25%             0.25%               5,890
Class 529A                          0.25%              0.25%              0.50%             0.35%               2,352
Class 529B                          0.75%              0.25%              1.00%             1.00%                 780
Class 529C                          0.75%              0.25%              1.00%             1.00%               4,123
---------------------------------------------------------------------------------------------------------------------
Total distribution and service fees                                                                       $14,215,984

(d) In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class' average daily net assets.
(e) The annual effective rates represent actual fees incurred under the distribution plan for the six months ended June 30, 2006 based on each class' average daily net assets. Assets attributable to Class A shares sold prior to January 2, 1991 are subject to a service fee of 0.15% annually. 0.10% of the Class 529A distribution fee is currently being paid by the fund. Payment of the remaining 0.15% of the Class 529A distribution fee is not yet implemented and will commence on such date as the fund's Board of Trustees may determine.

Certain Class A, Class C and Class 529C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended June 30, 2006, were as follows:

                                                          AMOUNT

              Class A                                       $28,087
              Class B                                       610,372
              Class C                                         9,033
              Class 529B                                         48
              Class 529C                                         --

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund's 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.35% from the fund based solely upon the value of the fund's 529 share classes attributable to tuition programs to which MFD, or a third party which contracts with MFD, provides administrative services. The current fee has been established at 0.25% annually of average net assets of the fund's 529 share classes. The fee may only be increased with the approval of the Board of Trustees who oversees the fund. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program's compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees for the six months ended June 30, 2006, were as follows:

                                                          AMOUNT

              Class 529A                                    $1,679
              Class 529B                                       195
              Class 529C                                     1,031
              ----------------------------------------------------
              Total Program Manager Fees                    $2,905

SHAREHOLDER SERVICING AGENT - The fund pays a portion of shareholder servicing costs to MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS. MFSC receives a fee from the fund, for its services as shareholder servicing agent, set periodically under the supervision of the fund's Board of Trustees. For the six months ended June 30, 2006, the fee was $2,585,328, which equated to 0.1011% annually of the fund's average daily net assets. MFSC also receives payment from the fund for out-of-pocket and sub-accounting expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2006, these costs amounted to $1,300,641.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement, the funds may partially reimburse MFS the costs incurred to provide these services, subject to review and approval by the Board of Trustees. Each fund is charged a fixed amount plus a fee based on calendar year average net assets. From July 1, 2005 through March 31, 2006, the fund's annual fixed amount was $10,000. Effective April 1, 2006, the fund's annual fixed amount is $17,500.

The administrative services fee incurred for the six months ended
June 30, 2006 was equivalent to an annual effective rate of 0.0103% of the fund's average daily net assets.

In addition to the administrative services provided by MFS to the fund as described above, MFS is responsible for providing certain retirement plan administration and services with respect to certain shares. These services include various administrative, recordkeeping, and communication/educational services with respect to the retirement plans which invest in these shares, and may be provided directly by MFS or by a third party. MFS may subsequently pay all, or a portion, of the retirement plan administration and services fee to affiliated or unaffiliated third parties. For the six months ended June 30, 2006, the fund paid MFS an annual retirement plan administration and services fee up to the following annual percentage rates of each class' average daily net assets:

                                                                                   ANNUAL
                                                                                EFFECTIVE               TOTAL
                                                             FEE RATE             RATE(g)              AMOUNT

Class R1                                                        0.45%               0.35%              $3,361
Class R2                                                        0.40%               0.25%               1,259
Class R3                                                        0.25%               0.15%               9,801
Class R4                                                        0.15%               0.15%               3,534
Class R5                                                        0.10%               0.10%                  28
-------------------------------------------------------------------------------------------------------------
Total Retirement Plan Administration and Services Fees                                                $17,983

(g) Effective October 1, 2005, MFS has agreed in writing to waive a portion of the retirement plan administration and services fee equal to 0.10% for Class R1 shares, 0.15% for Class R2 shares, and 0.10% for Class R3 shares. This agreement will continue until at least September 30, 2007. For the six months ended June 30, 2006, this waiver amounted to $5,139 and is reflected as a reduction of total expenses in the Statement of Operations.

TRUSTEES' AND OFFICERS' COMPENSATION - The fund pays compensation to Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

The fund has an unfunded, defined benefit plan for certain retired Independent Trustees which resulted in a pension expense of $5,371. The fund also has an unfunded retirement benefit deferral plan for certain Independent Trustees which resulted in an expense of $3,002. Both amounts are included in Independent trustees' compensation for the six months ended June 30, 2006. The deferred liability for retirement benefits payable to certain Trustees under both plans amounted to $238,861 at June 30, 2006, and is included in payable for independent trustees' compensation.

DEFERRED TRUSTEE COMPENSATION - Under a Deferred Compensation Plan (the Plan) Independent Trustees previously were allowed to elect to defer receipt of all or a portion of their annual compensation. Trustees are no longer allowed to defer compensation under the Plan. Amounts previously deferred are treated as though equivalent dollar amounts had been invested in shares of the fund or other MFS funds selected by the Trustee. Deferred amounts represent an unsecured obligation of the fund until distributed in accordance with the Plan. Included in other assets and payable for independent trustees' compensation is $72,099 of Deferred Trustees' Compensation.

OTHER - This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the six months ended June 30, 2006, the fee paid to Tarantino LLC was $21,601. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $15,837, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $790,752,907 and $1,285,651,993, respectively.

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                             SIX MONTHS ENDED                       YEAR ENDED
                                                 6/30/06                           12/31/05 (i)
                                         SHARES           AMOUNT            SHARES              AMOUNT
Shares sold

Class A                                 13,830,433      $261,303,381         24,871,304        $434,736,179
Class B                                  1,563,183        28,900,866          3,640,493          61,923,092
Class C                                    321,178         5,913,335            734,308          12,455,098
Class I                                    329,598         6,148,786          1,223,868          21,232,403
Class R                                     95,062         1,777,404            850,238          14,442,968
Class R1                                    23,522           430,243             95,118           1,643,966
Class R2                                    30,556           560,971             17,114             300,027
Class R3                                   350,016         6,470,843            234,940           4,041,077
Class R4                                   475,571         8,965,636             92,448           1,713,907
Class R5                                         -                 -              2,940              50,000
Class 529A                                   3,864            72,589              7,359             126,868
Class 529B                                   2,533            45,286              2,501              41,202
Class 529C                                   6,115           111,331              7,383             122,946
-----------------------------------------------------------------------------------------------------------
                                        17,031,631      $320,700,671         31,780,014        $552,829,733

Shares issued to shareholders in
reinvestment of distributions

Class A                                     47,767          $918,593            508,494          $9,294,238
Class I                                      4,149            78,525             70,843           1,243,276
Class R                                        282             5,344              4,535              79,388
Class R1                                         -                 -                201               3,611
Class R2                                        15               293                 52                 926
Class R3                                       156             2,923                915              15,841
Class R4                                       153             2,942                 26                 472
Class R5                                         1                32                 17                 317
Class 529A                                      14               249                109               1,996
-----------------------------------------------------------------------------------------------------------
                                            52,537        $1,008,901            585,192         $10,640,065

Shares reacquired

Class A                                (21,327,075)    $(403,873,972)       (46,856,447)      $(819,506,060)
Class B                                (20,506,157)     (378,112,851)       (43,440,476)       (740,134,087)
Class C                                 (2,634,073)      (48,441,469)        (6,711,317)       (113,802,615)
Class I                                   (590,151)      (10,997,535)        (1,867,655)        (32,204,803)
Class R                                   (133,899)       (2,482,254)          (478,199)         (8,317,835)
Class R1                                   (12,431)         (226,744)           (16,031)           (281,030)
Class R2                                    (4,778)          (87,260)            (2,129)            (36,628)
Class R3                                   (86,530)       (1,616,959)           (80,094)         (1,378,064)
Class R4                                  (139,365)       (2,658,024)            (5,553)           (102,448)
Class 529A                                  (2,073)          (39,125)            (2,548)            (43,868)
Class 529B                                    (490)           (8,685)            (2,713)            (44,886)
Class 529C                                    (404)           (7,204)            (1,472)            (24,891)
------------------------------------------------------------------------------------------------------------
                                       (45,437,426)    $(848,552,082)       (99,464,634)    $(1,715,877,215)

Net change

Class A                                 (7,448,875)    $(141,651,998)       (21,476,649)      $(375,475,643)
Class B                                (18,942,974)     (349,211,985)       (39,799,983)       (678,210,995)
Class C                                 (2,312,895)      (42,528,134)        (5,977,009)       (101,347,517)
Class I                                   (256,404)       (4,770,224)          (572,944)         (9,729,124)
Class R                                    (38,555)         (699,506)           376,574           6,204,521
Class R1                                    11,091           203,499             79,288           1,366,547
Class R2                                    25,793           474,004             15,037             264,325
Class R3                                   263,642         4,856,807            155,761           2,678,854
Class R4                                   336,359         6,310,554             86,921           1,611,931
Class R5                                         1                32              2,957              50,317
Class 529A                                   1,805            33,713              4,920              84,996
Class 529B                                   2,043            36,601              (212)             (3,684)
Class 529C                                   5,711           104,127              5,911              98,055
-----------------------------------------------------------------------------------------------------------
                                       (28,353,258)    $(526,842,510)       (67,099,428)    $(1,152,407,417)

(i) For the period from the class' inception, April 1, 2005 (Classes R1, R2, R4, and R5), through the stated period end.

(6) LINE OF CREDIT

The fund and other affiliated funds participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other affiliated funds have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the fund for the six months ended June 30, 2006 was $16,452 and is included in miscellaneous expense on the Statement of Operations. The fund had no significant borrowings during the six months ended June 30, 2006.

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board's most recent review and renewal of the Fund's investment advisory agreement will be available on or before November 1, 2006 on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:
               Public Reference Room
               Securities and Exchange Commission
               100 F Street, NE, Room 1580
               Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-5850. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

CONTACT US

WEB SITE                                  MAILING ADDRESS
mfs.com                                   MFS Service Center, Inc.
                                          P.O.Box 55824
MFS TALK                                  Boston, MA
1-800-637-8255                            02205-5824
24 hours a day
                                          OVERNIGHT MAIL
ACCOUNT SERVICE AND                       MFS Service Center, Inc.
LITERATURE                                500 Boylston Street
Shareholders                              Boston, MA 02116-3741
1-800-225-2606
8 a.m. to 8 p.m. ET

INVESTMENT PROFESSIONALS
1-800-343-2829
8 a.m.to 8 p.m.ET

RETIREMENT PLAN SERVICES
1-800-637-1255
8 a.m.to 8 p.m.ET

    ---------------------------------------------------------------
    Go paperless with eDELIVERY: Arrange to have MFS send prospectuses, reports, and proxies directly to your e-mail inbox. You'll get timely information and less clutter in your mailbox (not to mention help your fund save printing and postage costs).

    SIGN UP: If your account is registered with us, simply go to mfs.com, log in to your account via MFS Access, and select the eDelivery sign up options.

    If you own your MFS fund shares through a financial
    institution or a retirement plan, MFS TALK, MFS Access, and
    eDelivery may not be available to you.
    ---------------------------------------------------------------

M F S(R)
INVESTMENT MANAGEMENT

ITEM 2. CODE OF ETHICS.

The Registrant has not amended any provision in its Code of Ethics (the "Code") that relates to any element of the Code's definition enumerated in paragraph
(b) of Item 2 of this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6. SCHEDULE OF INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant's Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

    (1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

    (2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

                                     NOTICE

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MASSACHUSETTS INVESTORS TRUST
             ------------------------------------------------------------------


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President

Date: August 23, 2006
      ---------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President (Principal Executive
                          Officer)

Date: August 23, 2006
      ---------------


By (Signature and Title)* TRACY ATKINSON
                          -----------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: August 23, 2006
      ---------------


* Print name and title of each signing officer under his or her signature.